Condensed Consolidated Balance Sheets Nine Months - (unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 177,681	$ 526,625
Total current assets	228,052	806,682
Long-term assets
Total Assets	65,801,435	65,807,166
Current liabilities
Total Liabilities	631,748	124,434
Stockholders' equity
September 30, 2022 and December 31, 2021, respectively	16	16
Additional paid-in capital	394,219	827,553
Accumulated deficit	(747,931)	(144,837)
Total Stockholders' Equity (Deficit)	(353,696)	682,732
Total Liabilities, Equity, and Stockholders' Equity (Deficit)	65,801,435	65,807,166
Cardio Diagnostics Member During Reverse Merger [Member]
Current assets
Cash	8,964,008	512,767
Deposit for acquisition		250,000
Accounts receivable		901
Notes receivable	433,334
Prepaid expenses and other current assets	79,408	39,839
Total current assets	9,476,750	803,507
Long-term assets
Intangible assets, net	41,333	53,333
Deposits	4,950
Patent costs	314,775	245,154
Total Assets	9,837,808	1,101,994
Current liabilities
Accounts payable and accrued expenses	265,194	33,885
Total Liabilities	265,194	33,885
Stockholders' equity
September 30, 2022 and December 31, 2021, respectively	198	123
Additional paid-in capital	13,185,905	2,398,547
Accumulated deficit	(3,613,489)	(1,330,561)
Total Stockholders' Equity (Deficit)	9,572,614	1,068,109
Total Liabilities, Equity, and Stockholders' Equity (Deficit)	$ 9,837,808	$ 1,101,994